BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Reverse Recapitalization
The following table reconciles the elements of the Business Combination to the consolidated statements of stockholders’ equity and cash flows for the three and six months ended June 30, 2022:

Recapitalization Transaction
Cash - Agrico trust and cash, net of redemptions	$311
Non-cash net liabilities assumed from Agrico	(5,745)
Non-cash net assets assumed from Agrico	34
Net impact on total stockholders’ equity	$(5,400)